UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps, and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   November 11, 1999


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $425645

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FORM 13F INFORMATION TABLE

                                                         Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------

Fresno Cnty CA Trans Revs NC                    358265AN6       49    50000 PRN      Sole                                    50000
AES Corp                       COM              00130H105    10806   183150 SH       Sole                    47200          135950
Abbott Laboratories            COM              002824100     3539    96458 SH       Sole                                    96458
Albertson's                    COM              013104104     2021    51088 SH       Sole                      200           50888
America Online                 COM              02364J104      458     4400 SH       Sole                                     4400
American Int'l Group           COM              026874107    11986   137874 SH       Sole                    30698          107177
Automatic Data Processing      COM              053015103    13680   306564 SH       Sole                    62265          244299
BP Amoco PLC - Spons ADR       COM              055622104      662     5975 SH       Sole                                     5975
Bank of America                COM              060505104     5099    91557 SH       Sole                    25441           66116
Bristol-Myers Squibb           COM              110122108     1079    15981 SH       Sole                                    15981
CVS Corp                       COM              126650100     4139   101425 SH       Sole                    39325           62100
Cardinal Health Inc            COM              14149Y108     7025   128897 SH       Sole                    42800           86097
Chevron Corp                   COM              166751107     8235    92789 SH       Sole                    22300           70489
Cintas Corporation             COM              172908105    10057   173960 SH       Sole                    41475          132485
Cisco Systems                  COM              17275R102    23628   344620 SH       Sole                    54952          289668
Citigroup                      COM              172967101      313     7123 SH       Sole                                     7123
Coca-Cola Co                   COM              191216100     1020    21145 SH       Sole                                    21145
Colgate-Palmolive              COM              194162103     2313    50550 SH       Sole                                    50550
Costco Wholesale Corp          COM              22160K105    10619   147482 SH       Sole                    33875          113607
Disney Walt Co                 COM              254687106     2900   111536 SH       Sole                                   111536
EMC Corporation                COM              268648102     6950    97375 SH       Sole                    31100           66275
Ecolab Inc.                    COM              278865100     6538   191600 SH       Sole                    62900          128700
Emerson Electric               COM              291011104     7288   115342 SH       Sole                    28075           87267
Exxon Corp                     COM              302290101     1403    18454 SH       Sole                     1150           17304
Fannie Mae                     COM              313586109    13892   221611 SH       Sole                    43625          177986
Franklin Resources             COM              354613101     7286   238403 SH       Sole                    54519          183884
General Electric               COM              369604103    18959   159905 SH       Sole                    26000          133905
Gillette Company               COM              375766102     2991    88135 SH       Sole                                    88135
Hewlett Packard                COM              428236103     9978   109952 SH       Sole                    24750           85202
Home Depot                     COM              437076102    19051   277604 SH       Sole                    55543          222061
Intel Corp                     COM              458140100    18545   249559 SH       Sole                    38800          210759
Johnson & Johnson              COM              478160104    14976   162999 SH       Sole                    28025          134974
Kimberly-Clark                 COM              494368103      698    13223 SH       Sole                                    13223
Lilly Eli & Co                 COM              532457108      217     3375 SH       Sole                                     3375
Lucent Technologies            COM              549463107    12342   190239 SH       Sole                    41700          148539
MBNA Corp                      COM              55262L100     8386   367590 SH       Sole                   101584          266006
MCI WorldCom Inc               COM              55268B106    14062   195650 SH       Sole                    42375          153275
McDonald's Corp                COM              580135101     1360    31440 SH       Sole                                    31440
Medtronic Inc                  COM              585055106    12561   353216 SH       Sole                    76100          277116
Merck & Co                     COM              589331107     9877   152395 SH       Sole                    31025          121370
Microsoft Corp                 COM              594918104    25800   284885 SH       Sole                    39850          245035
Minnesota Mining & Mfg         COM              604059105      588     6121 SH       Sole                                     6121
Mobil Corp                     COM              607059102      348     3450 SH       Sole                                     3450
Morgan J.P.                    COM              616880100      601     5259 SH       Sole                                     5259
Nordstrom Inc                  COM              655664100      235     8690 SH       Sole                                     8690
Omnicom Group                  COM              681919106    14676   185330 SH       Sole                    44600          140730
PACCAR Inc                     COM              693718108      250     4913 SH       Sole                                     4913
Paychex Inc                    COM              704326107     2297    67313 SH       Sole                                    67313
PepsiCo Inc                    COM              713448108     2385    78192 SH       Sole                      300           77892
Pfizer Inc                     COM              717081103     9674   269670 SH       Sole                    66375          203295
Praxair Inc                    COM              74005P104     6975   151626 SH       Sole                    41150          110476
Procter & Gamble               COM              742718109     3139    33479 SH       Sole                                    33479
QUALCOMM Inc                   COM              747525103      246     1300 SH       Sole                                     1300
Royal Dutch Petroleum          COM              780257804      977    16550 SH       Sole                                    16550
SBC Communications             COM              78387G103     1413    27666 SH       Sole                                    27666
Schering-Plough                COM              806605101      383     8775 SH       Sole                                     8775
ServiceMaster Company          COM              81760N109     4787   298025 SH       Sole                   100225          197800
Solectron Corp                 COM              834182107     7697   107175 SH       Sole                    32450           74725
Starbucks Corp                 COM              855244109    10673   430700 SH       Sole                    88925          341775
State Street Corp              COM              857477103    10894   168567 SH       Sole                    35325          133242
Sysco Corp                     COM              871829107    13235   377477 SH       Sole                    85775          291702
U.S. Bancorp                   COM              902973106      946    31331 SH       Sole                                    31331
Walgreen Co                    COM              931422109      213     8400 SH       Sole                                     8400
Willamette Indus               COM              969133107      227     5275 SH       Sole                                     5275
REPORT SUMMARY                 64 DATA RECORDS              425645            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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